Revenue and Consolidated Segment Data - Schedule of Total Non-Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Total Non-Current Assets [Line Items]
Total non-current assets	$ 15,286,877	$ 15,008,430
Operating Segments [Member]
Schedule of Total Non-Current Assets [Line Items]
Total non-current assets	8,578,218	8,669,358
Operating Segments [Member] | The PRC (including Hong Kong and Macau) [Member]
Schedule of Total Non-Current Assets [Line Items]
Total non-current assets	1,603,996	1,312,730
Operating Segments [Member] | Thailand [Member]
Schedule of Total Non-Current Assets [Line Items]
Total non-current assets	$ 6,974,222	$ 7,356,628